MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.03 - Schedule 6

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXX	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	XXXX	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	XXXX	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	XXXX	Credit score below guidelines	2
Credit	Credit/Mtg History	XXXX	No evidence of required debt payoff	1
Credit	Credit/Mtg History	XXXX	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	XXXX	Number of mortgaged properties exceeds guideline limit	4
Credit	DTI	XXXX	Debt Ratio > 50%	3
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	7
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by less than 5%	3
Credit	Title	XXXX	Title Does Not Agree With Mortgage	1
Credit	Income/Employment	XXXX	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	XXXX	Income Documentation Missing	1
Credit	Income/Employment	XXXX	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	XXXX	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	XXXX	Property Issues Indicated	1
Property Valuations	Appraisal	XXXX	Appraisal Deficiency	1
Compliance	Right of Rescission	XXXX	ROR - date changes must be acknowledged/initialed by borrower	1
Compliance	Right of Rescission	XXXX	ROR - Expiration date on form prior to end of rescission period	1
Total				37

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